Annual Total Returns - VIPOverseasPortfolio-InvestorPRO - VIPOverseasPortfolio-InvestorPRO - VIP Overseas Portfolio - VIP Overseas Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	(8.17%)
Annual Return 2015	3.55%
Annual Return 2016	(5.14%)
Annual Return 2017	30.18%
Annual Return 2018	(14.90%)
Annual Return 2019	27.74%
Annual Return 2020	15.49%
Annual Return 2021	19.63%
Annual Return 2022	(24.54%)
Annual Return 2023	20.41%